Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events [Abstract]
Subsequent events
1 8	Subsequent events
Subsequent to December 31, 2021, share purchase warrants to purchase
4,115,354 common shares with an exercise price of C$0.55
were exercised and the Company received gross proceeds of
 C$2,263,445
.
586,803 share purchase warrants with an exercise price of C$0.55 expired on January 10, 2022.